Schedule of Components of Preferred Stock (Details) - Series H Preferred Stock [Member] - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares issued	15,066	19,596
Preferred stock, components value	$ 13,718	$ 18,248
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2022	(710)	(4,530)
Conversion of Series H Preferred Stock into common stock during the year ended December 31, 2022	$ (710)	$ (4,530)
Preferred stock, shares issued	14,356	15,066
Preferred stock, components value	$ 13,008	$ 13,718